Consolidated Statements of Comprehensive Income	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Revenues
Revenue	¥ 1,091,414,277	$ 158,739,623	¥ 1,052,203,719	¥ 434,279,994
Operating cost and expenses
Cost of revenue	430,059,037	62,549,493	386,053,922	170,044,374
Sales and marketing	167,244,419	24,324,692	114,145,319	39,536,654
General and administrative	151,075,936	21,973,084	101,276,675	34,550,094
Research and development	46,709,014	6,793,544	19,418,576	4,999,844
Net loss (gain) on risk assurance liabilities	(353,731)	(51,448)	(38,866,874)	743,874
Provision for credit losses	19,960,050	2,903,069	156,124
Total operating cost and expense	814,694,725	118,492,434	582,183,742	249,874,840
Income from operations	276,719,552	40,247,189	470,019,977	184,405,154
Interest income (including related party amounts of RMB3,296,361, RMB5,086,733 and RMB3,414,795 (US$496,661) for the years ended December 31, 2016, 2017 and 2018, respectively)	61,465,449	8,939,779	16,164,309	4,099,155
(Loss) income from equity method investments	42,684,659	6,208,226	4,855,508	(9,987,809)
Interest expense	(19,010,616)	(2,764,979)	(12,993,624)	(449,690)
Foreign exchange (loss) gain, net	1,447,099	210,472	(25,403,473)
Other income, net	32,700,746	4,756,125	15,817,735	8,428,564
Net income before income taxes	396,006,889	57,596,812	468,460,432	186,495,374
Income tax expenses	(89,082,554)	(12,956,520)	(119,403,000)	(53,014,312)
Net income	306,924,335	44,640,292	349,057,432	133,481,062
Less: Net income attributable to non-controlling interests	4,232,270	615,557	8,047,621	4,575,078
Net income attributable to Cango Inc.'s shareholders	¥ 302,692,065	$ 44,024,735	341,009,811	128,905,984
Earnings per ADS (2 ordinary shares equal 1 ADS):
Basic | (per share)	¥ 2.17	$ 0.32
Diluted | (per share)	¥ 2.16	$ 0.31
Other comprehensive (loss) income, net of tax
Unrealized (losses) income on available-for-sale securities	¥ 822,343	$ 119,605	(2,463,956)
Reclassification of losses to net income | ¥			2,065,258
Foreign currency translation adjustment	109,029,351	15,857,661
Total comprehensive income, net of tax	416,776,029	60,617,558	348,658,734	133,481,062
Total comprehensive income attributable to non-controlling interests	4,232,270	615,557	8,047,621	4,575,078
Total comprehensive income attributable to Cango Inc.'s shareholders	¥ 412,543,759	$ 60,002,001	¥ 340,611,113	¥ 128,905,984
Ordinary Shareholders and Series A-2 Convertible Preferred Shareholder [Member]
Earnings per share
Basic | ¥ / shares			¥ 1.35	¥ 0.51
Diluted | ¥ / shares			¥ 1.35	¥ 0.51
Weighted average shares used to compute earnings per share:
Basic			127,149,202	127,149,202
Diluted			252,831,716	252,831,716
Class A and Class B Ordinary Shares [Member]
Earnings per share
Basic | (per share)	¥ 1.08	$ 0.16
Diluted | (per share)	¥ 1.08	$ 0.16
Weighted average shares used to compute earnings per share:
Basic	279,156,744	279,156,744
Diluted	280,873,806	280,873,806
Loan Facilitation Income [Member]
Revenues
Revenue	¥ 916,280,350	$ 133,267,450	¥ 1,019,080,577	¥ 431,646,480
Leasing Income [Member]
Revenues
Revenue	59,093,331	8,594,769
Others [Member]
Revenues
Revenue	106,589,258	15,502,764	7,020,966	802,059
Delinquent Asset Management Income [Member]
Revenues
Revenue	¥ 9,451,338	$ 1,374,640	¥ 26,102,176	¥ 1,831,455